Land Use Rights, net	12 Months Ended
Dec. 31, 2024
Land Use Rights, net
Land Use Rights, net
Land Use Rights, net
9.	Land Use Rights, net

Land use rights represent acquired right to use the land on which the Group’s offices and warehouses are built. In 2023 and 2024, the Group obtained the land use rights from the local authorities, including in Beijing and Guian. Amortization of the land use right is made over the remaining term of the land use right period from the date when the land was made available for use by the Group. The land use rights, net are summarized as follows (in thousands):

	December 31,	December 31,
	2023	2024
	RMB	RMB
Cost	4,590,902	4,801,005
Incentive payment from local government	(15,000)	(15,000)
Accumulated amortization	(486,475)	(599,256)
Impairment	(14,284)	(14,284)
Land use right, net	4,075,143	4,172,465

The total amortization expense for each of the years ended December 31, 2022, 2023 and 2024 amounted to approximately RMB91.8 million, RMB101.9 million and RMB112.8 million, respectively.